Derivative Financial Instruments - Summary of Fair Value of Financial Assets and Financial Liabilities (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair value assets	₺ 443,880	₺ 709,617
Fair value liabilities	72,539	131,097
Fair value assets	483,448	730,924
Fair value liabilities	0	0
Level 2 [member] | Currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Fair value assets	₺ 351,768
Fair value liabilities		656,302
Valuation Techniques	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
Level 2 [member] | Currency swap contracts [member] | Held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Fair value assets	₺ 301,597
Fair value liabilities		602,719
Level 2 [member] | Currency swap contracts [member] | Derivatives assets used for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Fair value assets	50,171
Fair value liabilities		53,583
Level 2 [member] | Currency forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Fair value liabilities	₺ 7,585
Valuation Techniques	Forward exchange rates at the balance sheet date
Level 2 [member] | Currency forward contracts [member] | Held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Fair value liabilities	₺ 7,585
Level 3 [member] | Participating cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Fair value assets	₺ 495,436	653,142
Valuation Techniques	Pricing models based on discounted cash Present value of the estimated future cash flows based on unobservable yield curves and end period FX rates
Level 3 [member] | Participating cross currency swap contracts [member] | Held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Fair value assets	₺ 62,159
Fair value liabilities		(24,199)
Level 3 [member] | Participating cross currency swap contracts [member] | Derivatives assets used for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Fair value assets	₺ 433,277
Fair value liabilities		₺ 677,341